Company level financial information - Condensed statement of profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Condensed statement of profit or loss
Other income	¥ 18,993	¥ 21,595	¥ 17,935	¥ 25,931
General and administrative expenses	(357,689)	(931,651)	(633,613)	(816,225)
Other net income/(loss)	21,105	114,696	114,106	87,308
Operating loss	1,553,707	3,315,789	2,223,011	882,027
Finance income	123,969	118,672	145,225	66,344
Finance costs	(25,202)	(92,915)	(34,622)	(33,396)
Net finance income	98,767	25,757	110,603	32,948
Share of loss of equity-accounted investee, net of tax	268	5,986		(8,162)
Profit before taxation	1,652,742	3,347,532	2,333,614	906,813
Income tax expense	396,665	712,104	551,785	267,070
Profit for the year/period	1,256,077	2,635,428	1,781,829	639,743
Parent company
Condensed statement of profit or loss
Other income	10,433	12,719	6,468	6,038
General and administrative expenses	(20,345)	(20,138)	(37,854)	(19,038)
Other net income/(loss)	5,558	(554)	(11,418)	6,607
Operating loss	(4,354)	(7,973)	(42,804)	(6,393)
Finance income	44,400	8,750	25,608	2,930
Share of loss of equity-accounted investee, net of tax				(8,162)
Profit before taxation	40,046	777	(17,196)	(11,625)
Income tax expense	(3,137)
Profit for the year/period	¥ 36,909	¥ 777	¥ (17,196)	¥ (11,625)